Consolidated Statements of Profit or Loss - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Revenue from sales of merchandise	$ 14,807,698	$ 11,399,566	$ 41,014,985	$ 31,694,573
Sales of recyclables	26,108	25,609	77,416	68,282
Total revenue	14,833,806	11,425,175	41,092,401	31,762,855
Cost of sales (Note 13)	(12,490,108)	(9,618,847)	(34,414,213)	(26,733,603)
Gross profit	2,343,698	1,806,328	6,678,188	5,029,252
Sales expenses (Note 13)	(1,498,500)	(1,218,570)	(4,208,458)	(3,431,030)
Administrative expenses (Note 13)	(494,399)	(374,347)	(1,426,551)	(1,033,144)
Other income (expense) - Net	1,770	(2,865)	7,066	692
Operating profit	352,569	210,546	1,050,245	565,770
Financial income (Note 14)	47,642	7,388	109,501	20,510
Financial costs (Note 14)	(286,930)	(298,527)	(924,055)	(1,007,868)
Exchange rate fluctuation (Note 14)	210,191	(145,667)	385,335	403,922
Financial costs - net	(29,097)	(436,806)	(429,219)	(583,436)
Profit (loss) before income tax	323,472	(226,260)	621,026	(17,666)
Income tax expense	(65,872)	(112,791)	(263,033)	(191,503)
Consolidated net profit (loss) for the period	$ 257,600	(339,051)	$ 357,993	(209,169)
Basic earnings per common share (Note 16)	$ 2.3		$ 3.32
Diluted earnings per common share (Note 16)	$ 1.81		$ 2.6
Weighted average common shares outstanding (Note 16):
Basic	112,200,752		107,798,668
Diluted	142,254,384		137,894,806
Weighted average class A shares (Note 16)	112,200,752		107,798,668
Class A Shares
Earnings per share [line items]
Consolidated net profit (loss) for the period		$ (339,051)		$ (209,169)
Basic earnings per common share (Note 16)		$ (28.25)		$ (17.43)
Diluted earnings per common share (Note 16)		$ (28.25)		$ (17.43)
Weighted average common shares outstanding (Note 16):
Basic		12,000,000		12,000,000
Weighted average class A shares (Note 16)		12,000,000		12,000,000